SUBSEQUENT EVENTS (Schedule of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Jan. 14, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill		$ 125,809	$ 125,051	$ 125,051
Subsequent Event [Member] | Content IQ LLC [Member]
Current assets	$ 45
Property and equipment, net	4
Goodwill	22,470
Net assets acquired	38,729
Subsequent Event [Member] | Content IQ LLC [Member] | Acquired technology [Member]
Intangible assets	12,167
Subsequent Event [Member] | Content IQ LLC [Member] | Customer Relationships [Member]
Intangible assets	$ 4,043